2. SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued compensation		$ 426	$ 706
Accrued professional fees		116	191
Deferred rent		68	77
Other accrued expenses		113	64
Total	$ 980	$ 723	$ 1,038